Income Taxes - Tax Examinations (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Income Tax Examination [Line Items]
Period of limitation for examination	3 years
Maximum
Income Tax Examination [Line Items]
Period of limitation for examination	5 years